Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II

ION GEOPHYSICAL CORPORATION AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Year Ended December 31, 2018	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Balance at Deductions	End of Year

	(In thousands)
Allowances for expected credit losses	$572	$222	$(364)	$430
Allowances for doubtful notes receivables	4,000	—	—	4,000
Valuation allowance on deferred tax assets	153,463	7,042	—	160,505
Excess and obsolete inventory	15,039	665	(680)	15,024

Year Ended December 31, 2019	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Balance at Deductions	End of Year

	(In thousands)
Allowances for expected credit losses	$430	$—	$(430)	$—
Allowances for doubtful notes receivables	4,000	—	—	4,000
Valuation allowance on deferred tax assets	160,505	10,432	—	170,937
Excess and obsolete inventory	15,024	517	(2,208)	13,333

Year Ended December 31, 2020	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Balance at Deductions	End of Year

	(In thousands)
Allowances for expected credit losses	$—	$2,413	$—	$2,413
Allowances for doubtful notes receivables	4,000	—	—	4,000
Valuation allowance on deferred tax assets	170,937	18,369	—	189,306
Excess and obsolete inventory	13,333	378	(705)	13,006